Offerings - Offering: 1	Aug. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,143,854,241	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 175,124.08	[2]
Offering Note
(1)
Calculated as the aggregate maximum value of limited liability company interests (“Units”) of Ironwood Institutional Multi-Strategy Fund LLC (the “Company”) being purchased, based upon 20% of the net asset value of the Company as of July 31, 2025.

(2)	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.

[1]	Calculated as the aggregate maximum value of limited liability company interests (“Units”) of Ironwood Institutional Multi-Strategy Fund LLC (the “Company”) being purchased, based upon 20% of the net asset value of the Company as of July 31, 2025.
[2]	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.